Risks and Concentration (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Credit Concentration Risk [Member]
Risks and Concentration (Details) [Line Items]
Cash deposited (in Dollars)	$ 17,120		$ 16,330
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Risks and Concentration (Details) [Line Items]
Concentration risk, percentage	3.10%	0.41%
Customer Concentration Risk [Member] | Suppliers [Member] | Revenue Benchmark [Member]
Risks and Concentration (Details) [Line Items]
Concentration risk, customer.	98.30%
Customer Concentration Risk [Member] | No Customer [Member] | Revenue Benchmark [Member]
Risks and Concentration (Details) [Line Items]
Concentration risk, customer.	10.00%
Customer Concentration Risk [Member] | Beijing Duoying Times Culture Media Co., Ltd [Member] | Purchase [Member]
Risks and Concentration (Details) [Line Items]
Concentration risk, percentage	69.00%	82.00%